Financial Liabilities - Borrowings - Summary of Maturities of the Group's Non-Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 1,094	£ 1,144
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	70	72
Between two and five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	419	442
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 605	£ 630